Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Transfer from level 1 to 2 of financial assets		kr 25,031
Transfer from level 2 to 1 of financial assets	kr 25,031			kr 21,461
Level 3
Disclosure of detailed information about financial instruments
Transfers from level 3			kr 5,218	1,009
Level 3 | Debt securities issued
Disclosure of detailed information about financial instruments
Transfers to level 3		kr (6,391)	(10,649)
Transfers from level 3	kr 6,391		6,483	1,040
Level 3 | Derivatives
Disclosure of detailed information about financial instruments
Transfers from level 3			kr (1,265)
Transfer between level 2 and level 3, net financial liabilities				kr (30)